Trade Accounts Receivable and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

(U.S. Dollars in thousands)	At June 30, 2023	At December 31, 2022
Trade receivables	$3,150	$7,662
Trade receivables due from KNOT and affiliates (refer to note 14 (d))	—	1,405
Insurance claims for recoveries (refer to note 5 and note 15)	1,706	2,112
Refund of value added tax	1,114	1,173
Prepaid expenses	1,167	1,311
Other receivables	1,485	1,865
Total other current assets	$8,622	$15,528